Income Taxes - Schedule of Components of Pretax Loss Attributable to Domestic and Foreign Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Before Income Tax Domestic And Foreign Operations [Line Items]
Domestic			$ (261,900)	$ (15,117)	$ (270,428)
Foreign			(13,019)	(6,438)	(7,205)
PRETAX LOSS	$ 11,112	$ (8,163)	$ (274,919)	$ (21,555)	$ (277,633)